Term deposits and other financial assets (Tables)	6 Months Ended
Jun. 30, 2024
Term Deposits
Schedule of term deposits
Term deposits and other financial assets are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Financial assets at fair value through OCI	84,023	46,782
Short term deposits - banks	1,065	965
Term Deposits and other financial assets	85,088	47,747

Schedule of other financial assets
Other financial assets comprised the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Current financial assets measured at fair value through other comprehensive income	84,023	46,782
Other financial assets – current	84,023	46,782

Schedule of financial assets at fair value through FVOCI of allowance for ECL of other financial assets
The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2023	(5,820)
Changes in fair value of financial assets	619
Deferred tax assets on fair value loss through other comprehensive income	(877)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,427
Changes in allowance for expected credit losses - reversal	(17)
Changes recognized in other comprehensive income of the period (Note 14)	3,152
Balance as of June 30, 2024	(2,668)